Property and Equipment - Schedule of Property and Equipment and Classification of Depreciation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Cost	$ 191,718	$ 157,659
Accumulated depreciation	99,614	46,261
Net book value	92,104	111,398
Depreciation	38,192	16,779
Impairment charge	16,838
Cost of revenues
Property, Plant and Equipment [Line Items]
Depreciation	3,160	1,253
Sales and marketing
Property, Plant and Equipment [Line Items]
Depreciation	9,710	4,929
Research and development
Property, Plant and Equipment [Line Items]
Depreciation	19,587	7,940
General and administrative
Property, Plant and Equipment [Line Items]
Depreciation	5,735	2,657
Leasehold improvements
Property, Plant and Equipment [Line Items]
Cost	131,196	110,477
Accumulated depreciation	65,052	24,675
Net book value	66,144	85,802
Computer equipment
Property, Plant and Equipment [Line Items]
Cost	24,387	18,141
Accumulated depreciation	15,056	10,989
Net book value	9,331	7,152
Fulfillment robots
Property, Plant and Equipment [Line Items]
Cost	5,419	3,220
Accumulated depreciation	2,005	197
Net book value	3,414	3,023
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Cost	30,716	25,821
Accumulated depreciation	17,501	10,400
Net book value	$ 13,215	$ 15,421